15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Geographic information

	December 31, 2018	December 31, 2017
Non-current assets
Portugal	$ 1,433,139	$ 1,498,490
Kosovo	143,155	143,155
	$ 1,576,294	$ 1,641,645

	Years ended
	December 31, 2018	December 31, 2017
Mineral exploration expenses
Portugal	$ 2,165,880	$ 1,405,528
Kosovo	89,808	235,563
Germany	-	29,621
Others	20,598	72,101
	$ 2,276,286	$ 1,742,813